Notes to the consolidated financial statements - Additional Information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 12,373,000	€ 7,129,000
Proceeds from issuing shares		235,840,000
Research And Development Services Combined With Ip License Member
Notes to the Consolidated Statements of Operations
Revenue recognized	7,692,000	4,148,000
Product
Notes to the Consolidated Statements of Operations
Revenue recognized	2,741,000	2,849,000
Research and development services
Notes to the Consolidated Statements of Operations
Revenue recognized	1,940,000	132,000
GSK
Notes to the Consolidated Statements of Operations
Revenue recognized		6,473,000
Upfront Payments Received Or Receivable	220,000,000
GSK | Research and development services
Notes to the Consolidated Statements of Operations
Revenue recognized	100,000
GSK | Belgium
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 8,895,000	€ 6,473,000